Schedule of Investments (unaudited) August 31, 2020	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.94%, 02/15/24	$155	$158,564

Total Asset-Backed Securities — 0.3% (Cost: $157,675)		158,564

Corporate Bonds

Aerospace & Defense — 1.2%
3M Co. 2.65%, 04/15/25	75	81,601
3.05%, 04/15/30	175	199,483
Carlisle Cos., Inc., 2.75%, 03/01/30	100	106,016
General Electric Co. 3.45%, 05/15/24	75	80,811
3.45%, 05/01/27	25	26,414
Howmet Aerospace, Inc., 6.88%, 05/01/25	25	28,417
Ingersoll-Rand Luxembourg Finance SA, 4.50%, 03/21/49	25	31,487

		554,229

Airlines — 0.1%
Southwest Airlines Co., 4.75%, 05/04/23	50	53,271

Automobiles — 0.8%
American Honda Finance Corp., 2.35%, 01/08/27	200	213,887
Daimler Finance North America LLC, 8.50%, 01/18/31	15	23,061
Toyota Motor Credit Corp., 3.00%, 04/01/25	100	110,054

		347,002

Banks — 2.1%
Bank of Montreal, (5 year USD Swap + 1.43%), 3.80%, 12/15/32(a)	25	27,708
Comerica, Inc., 4.00%, 02/01/29	25	28,864
Fifth Third Bancorp, 4.30%, 01/16/24	50	55,231
HSBC USA, Inc., 3.50%, 06/23/24	100	110,035
ING Groep NV 3.15%, 03/29/22	200	208,058
3.55%, 04/09/24	400	438,746
Royal Bank of Canada, 2.25%, 11/01/24	25	26,660
SVB Financial Group, 3.50%, 01/29/25	75	80,767

		976,069

Beverages — 1.6%
Ball Corp., 2.88%, 08/15/30	15	14,985
Coca-Cola Co. (The), 2.95%, 03/25/25	60	66,222
Diageo Capital PLC 2.13%, 10/24/24	200	211,590
2.00%, 04/29/30	200	208,007
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28	25	30,227
PepsiCo Inc., 2.63%, 03/19/27	80	88,373
PepsiCo, Inc. 3.00%, 10/15/27	50	56,658
4.45%, 04/14/46	25	33,319
2.88%, 10/15/49	25	26,780

		736,161

Biotechnology — 0.4%
Amgen, Inc., 4.40%, 05/01/45	25	31,411
Biogen Inc., 2.25%, 05/01/30	100	102,821
Gilead Sciences, Inc., 4.60%, 09/01/35	35	46,588

		180,820

Security	Par (000)	Value

Building Materials — 0.6%
Carrier Global Corp., 2.72%, 02/15/30(b)	$90	$94,471
Fortune Brands Home & Security, Inc., 3.25%, 09/15/29	100	111,483
Owens Corning, 3.88%, 06/01/30	50	56,327

		262,281

Building Products — 0.1%
Allegion PLC, 3.50%, 10/01/29	25	27,255

Capital Markets — 1.1%
Brookfield Finance, Inc. 4.85%, 03/29/29	100	119,461
4.70%, 09/20/47	20	23,671
Charles Schwab Corp. 3.20%, 03/02/27	75	84,175
3.25%, 05/22/29	50	57,623
Invesco Finance PLC, 3.75%, 01/15/26	25	28,173
Northern Trust Corp., 3.15%, 05/03/29	50	57,333
State Street Corp., (Secured Overnight Financing Rate + 2.69%), 2.83%, 03/30/23(a)(b)	40	41,453
TD Ameritrade Holding Corp., 2.95%, 04/01/22	100	103,757

		515,646

Chemicals — 1.4%
Air Products and Chemicals, Inc. 1.50%, 10/15/25	100	104,271
2.05%, 05/15/30	25	26,369
Albemarle Corp., 4.15%, 12/01/24	50	54,386
EI du Pont de Nemours and Co., 2.30%, 07/15/30	100	106,064
FMC Corp. 3.20%, 10/01/26	25	27,812
3.45%, 10/01/29	50	56,071
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	150	156,219
Mosaic Co., 5.45%, 11/15/33	50	57,513
Sherwin-Williams Co., 2.95%, 08/15/29	50	55,044

		643,749

Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	10	9,964
Steelcase, Inc., 5.13%, 01/18/29	50	54,302

		64,266

Communications Equipment — 0.1%
Juniper Networks, Inc., 4.35%, 06/15/25	25	28,117

Consumer Finance — 2.6%
American Express Co., 3.63%, 12/05/24	25	27,807
American Express Credit Corp., 2.70%, 03/03/22	100	103,363
Discover Financial Services 5.20%, 04/27/22	50	53,410
3.75%, 03/04/25	25	27,284
IHS Markit Ltd. 4.75%, 08/01/28	75	89,836
4.25%, 05/01/29	35	40,862
Mastercard, Inc. 2.95%, 06/01/29	25	28,324
3.95%, 02/26/48	100	125,708
Moody’s Corp., 2.55%, 08/18/60	65	60,788
PayPal Holdings, Inc., 2.85%, 10/01/29	100	110,810
S&P Global, Inc. 4.40%, 02/15/26	50	59,587
2.95%, 01/22/27	100	111,236
2.50%, 12/01/29	100	109,250

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Synchrony Financial, 4.25%, 08/15/24	$50	$53,698
Visa, Inc. 2.05%, 04/15/30	125	133,019
3.65%, 09/15/47	50	61,652

		1,196,634

Containers & Packaging — 0.2%
Clearwater Paper Corp., 4.75%, 08/15/28(b)	15	15,131
International Paper Co., 3.80%, 01/15/26	50	57,040

		72,171

County/City/Special District/School District — 0.1%
Tapestry, Inc., 4.25%, 04/01/25	40	40,780

Diversified Financial Services — 6.2%
Air Lease Corp., 3.00%, 02/01/30	25	23,622
Banco Santander SA, 2.75%, 05/28/25	200	212,658
Bank of America Corp. 4.45%, 03/03/26	50	57,957
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(a)	54	56,900
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(a)	100	112,852
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(a)	25	32,333
(Secured Overnight Financing Rate + 1.15%), 1.32%, 06/19/26(a)	250	253,140
Bank of Nova Scotia, 2.70%, 08/03/26	75	83,013
Citigroup, Inc. 3.70%, 01/12/26	50	56,623
4.45%, 09/29/27	75	87,190
8.13%, 07/15/39	25	44,114
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(a)	50	57,032
(Secured Overnight Financing Rate + 2.75%), 3.11%, 04/08/26(a)	115	124,967
Clorox Co. (The), 1.80%, 05/15/30	150	153,588
Goldman Sachs Group, Inc. 3.00%, 04/26/22	50	50,819
3.63%, 01/22/23	50	53,676
4.25%, 10/21/25	25	28,491
3.75%, 02/25/26	25	28,325
6.25%, 02/01/41	25	37,818
4.80%, 07/08/44	10	13,172
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(a)	50	57,341
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)	50	58,799
John Deere Capital Corp., 2.60%, 03/07/24	25	26,767
JPMorgan Chase & Co. 3.88%, 09/10/24	70	78,021
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)	100	112,919
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)	25	31,803
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25	100	112,227
Mizuho Financial Group, Inc., (3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(a)	200	219,914
Morgan Stanley 4.88%, 11/01/22	50	54,458
5.00%, 11/24/25	50	58,842
3.88%, 01/27/26	75	86,040
6.38%, 07/24/42	25	39,616
4.38%, 01/22/47	15	19,996
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)	75	90,596
Sumitomo Mitsui Financial Group, Inc., 2.75%, 01/15/30	200	215,838

		2,831,467

Diversified Telecommunication Services — 1.9%
AT&T, Inc. 4.13%, 02/17/26	50	57,792

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued) 4.35%, 06/15/45	$50	$57,330
4.50%, 03/09/48	25	29,456
British Telecommunications PLC, 5.13%, 12/04/28	200	246,700
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	25	42,103
Koninklijke KPN NV, 8.38%, 10/01/30	50	73,458
Verizon Communications, Inc. 3.38%, 02/15/25	53	59,329
4.33%, 09/21/28	51	61,755
3.15%, 03/22/30	200	226,329

		854,252

Electric Utilities — 2.6%
Avangrid, Inc. 3.15%, 12/01/24	50	54,702
3.80%, 06/01/29	50	58,394
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 .	50	50,534
Commonwealth Edison Co., 3.40%, 09/01/21	50	51,166
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	125	144,727
Eversource Energy, 3.45%, 01/15/50	100	110,974
Exelon Corp. 4.05%, 04/15/30	75	88,907
5.10%, 06/15/45	50	65,248
Florida Power & Light Co., 4.13%, 06/01/48	25	33,283
ITC Holdings Corp., 3.25%, 06/30/26	150	167,769
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30	50	54,670
PECO Energy Co., 3.00%, 09/15/49	25	27,238
PSEG Power LLC, 3.85%, 06/01/23	25	26,977
Public Service Electric and Gas Co. 3.20%, 05/15/29	25	28,479
2.70%, 05/01/50	25	26,059
Public Service Enterprise Group, Inc., 1.60%, 08/15/30	150	148,687
San Diego Gas & Electric Co. 6.00%, 06/01/39	25	36,476
4.15%, 05/15/48	15	18,893

		1,193,183

Electrical Equipment — 0.1%
Roper Technologies, Inc., 2.95%, 09/15/29	25	27,453

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc., 4.88%, 12/01/22	40	43,002
Keysight Technologies, Inc., 3.00%, 10/30/29	200	219,953

		262,955

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor,
Inc., 3.14%, 11/07/29	150	160,860
National Oilwell Varco, Inc., 3.60%, 12/01/29	25	24,619

		185,479

Environmental, Maintenance, & Security Service — 0.1%
Waste Connections Inc., 2.60%, 02/01/30	50	53,661

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Campus Communities Operating Partnership LP 2.85%, 02/01/30	100	99,947
3.88%, 01/30/31	40	43,389
AvalonBay Communities, Inc., 4.35%, 04/15/48	15	19,429
Brandywine Operating Partnership LP, 4.55%, 10/01/29	100	106,786
Camden Property Trust, 2.95%, 12/15/22	20	20,910
Federal Realty Investment Trust, 3.25%, 07/15/27	50	53,425

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc., 4.50%, 02/15/31(b)	$15	$15,395
Kilroy Realty LP, 3.80%, 01/15/23	20	20,809
Regency Centers Corp., 3.75%, 11/15/22	100	106,432

		486,522
Food & Staples Retailing — 0.6%
Campbell Soup Co., 2.38%, 04/24/30	120	125,006
Conagra Brands, Inc., 4.60%, 11/01/25	50	58,125
Kellogg Co., 3.25%, 04/01/26	50	56,280
Sysco Corp., 2.60%, 06/12/22	50	51,792

		291,203
Food Products — 0.4%
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27	100	108,656
Sysco Corp., 4.45%, 03/15/48	25	27,382
Tyson Foods, Inc., 4.50%, 06/15/22	50	53,130

		189,168
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, 3.88%, 09/15/25	70	80,066
Becton Dickinson and Co., 2.82%, 05/20/30	50	54,320
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	100	108,383
Medtronic, Inc., 4.63%, 03/15/45	25	34,485
Thermo Fisher Scientific Inc., 4.13%, 03/25/25	30	34,433

		311,687
Health Care Providers & Services — 1.1%
Anthem, Inc., 2.38%, 01/15/25	25	26,680
Cardinal Health, Inc., 3.50%, 11/15/24	100	109,889
DaVita, Inc., 3.75%, 02/15/31(b)	15	14,861
HCA, Inc. 5.25%, 06/15/26	25	29,506
4.13%, 06/15/29	150	172,826
McKesson Corp., 4.75%, 05/30/29	25	30,533
UnitedHealth Group, Inc. 2.88%, 08/15/29	100	112,196
4.45%, 12/15/48	25	33,288

		529,779
Insurance — 2.7%
AXA Equitable Holdings, Inc., 4.35%, 04/20/28	150	171,560
AXIS Specialty Finance LLC, 3.90%, 07/15/29	50	55,003
Markel Corp., 4.90%, 07/01/22	70	75,089
Marsh & McLennan Cos., Inc. 3.30%, 03/14/23	50	53,204
3.50%, 03/10/25	50	55,498
4.38%, 03/15/29	150	182,693
4.20%, 03/01/48	10	12,938
4.90%, 03/15/49	30	42,335
MetLife, Inc., Series D, 4.37%, 09/15/23	70	78,199
Principal Financial Group, Inc., 3.70%, 05/15/29	50	58,294
Progressive Corp. (The), 3.20%, 03/26/30	40	46,091
Prudential Financial Inc., 2.10%, 03/10/30	100	105,585
Prudential PLC, 3.13%, 04/14/30	200	221,412
Travelers Cos., Inc., 3.75%, 05/15/46	25	30,022
Willis North America, Inc., 3.88%, 09/15/49	25	28,884

		1,216,807
Interactive Media & Services — 0.6%
Alphabet, Inc. 2.00%, 08/15/26	75	80,598
1.10%, 08/15/30	85	84,745
1.90%, 08/15/40	100	97,510

		262,853

Security	Par (000)	Value

Internet & Direct Marketing Retail — 1.3%
Alibaba Group Holding Ltd. 2.80%, 06/06/23	$200	$211,938
3.40%, 12/06/27	200	225,472
Booking Holdings Inc., 4.63%, 04/13/30	100	120,834
Expedia Group, Inc., 5.00%, 02/15/26	50	52,660

		610,904

IT Services — 0.6%
Booz Allen Hamilton Inc., 3.88%, 09/01/28(b)	5	5,186
DXC Technology Co., 4.25%, 04/15/24	50	54,376
Fiserv, Inc., 3.50%, 07/01/29	25	28,442
International Business Machines Corp., 5.60%, 11/30/39	50	71,803
Verisk Analytics, Inc., 4.13%, 03/15/29	100	119,399

		279,206

Leisure Products — 0.2%
Hasbro, Inc., 3.90%, 11/19/29	75	78,783

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.75%, 09/15/29	100	108,295

Machinery — 0.8%
Caterpillar Inc., 2.60%, 04/09/30	150	164,713
Dover Corp., 2.95%, 11/04/29	50	53,836
IDEX Corp., 3.00%, 05/01/30	50	54,637
Snap-on, Inc., 4.10%, 03/01/48	15	18,489
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28	75	86,244

		377,919

Media — 1.1%
Bell Canada, Inc., 4.46%, 04/01/48	20	25,516
TELUS Corp., 4.60%, 11/16/48	50	63,001
Thomson Reuters Corp. 4.30%, 11/23/23	100	109,940
5.85%, 04/15/40	30	40,209
Walt Disney Co. (The), 2.20%, 01/13/28	200	211,635
WMG Acquisition Corp., 3.00%, 02/15/31(b)	55	54,724

		505,025

Metals & Mining — 0.3%
Newmont Goldcorp Corp., 5.45%, 06/09/44	25	35,217
Steel Dynamics, Inc., 3.45%, 04/15/30	100	109,891

		145,108

Multiline Retail — 0.1%
Nordstrom, Inc., 4.38%, 04/01/30	75	60,577

Multi-Utilities — 0.4%
Atmos Energy Corp., 4.13%, 03/15/49	20	24,946
Southern California Gas Co., 2.55%, 02/01/30	150	163,667

		188,613

Office Supplies & Equipment — 0.5%
VMware, Inc. 2.95%, 08/21/22	50	52,173
3.90%, 08/21/27	175	194,307

		246,480

Offshore Drilling & Other Services — 0.4%
Applied Materials Inc., 2.75%, 06/01/50	50	53,343
Lam Research Corp., 3.75%, 03/15/26	100	115,084

		168,427

Oil, Gas & Consumable Fuels — 3.0%
BP Capital Markets PLC, 3.56%, 11/01/21	70	72,607
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29(b)	25	26,385

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp., 3.19%, 06/24/23	$70	$75,000
Enbridge, Inc. 4.00%, 10/01/23	40	43,477
3.13%, 11/15/29	100	107,988
Exxon Mobil Corp., 3.29%, 03/19/27	350	398,506
Hess Corp., 4.30%, 04/01/27	15	15,978
MPLX LP, 4.88%, 06/01/25	25	28,557
Occidental Petroleum Corp., 8.50%, 07/15/27	65	71,622
ONEOK Inc., 3.10%, 03/15/30	50	47,797
ONEOK Partners LP, 3.38%, 10/01/22	70	72,918
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22	100	106,747
Southwestern Energy Co., 8.38%, 09/15/28	15	15,525
Total Capital International SA, 2.83%, 01/10/30	150	166,813
Total Capital SA, 3.88%, 10/11/28	50	59,346
Valero Energy Corp. 4.00%, 04/01/29	25	28,152
4.90%, 03/15/45	25	29,705

		1,367,123

Personal Products — 1.2%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30	50	54,877
Procter & Gamble Co. (The) 2.80%, 03/25/27	105	117,675
3.00%, 03/25/30	100	115,582
Unilever Capital Corp. 2.90%, 05/05/27	100	112,486
2.13%, 09/06/29	150	159,948

		560,568

Pharmaceuticals — 2.6%
AbbVie, Inc. 2.60%, 11/21/24(b)	35	37,469
4.25%, 11/14/28	50	59,540
3.20%, 11/21/29(b)	35	38,763
AstraZeneca PLC, 3.38%, 11/16/25	50	56,376
CVS Health Corp., 4.78%, 03/25/38	50	61,440
Eli Lilly & Co. 3.38%, 03/15/29	150	174,785
3.95%, 03/15/49	35	45,080
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	50	57,835
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	50	70,551
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	75	82,102
Merck & Co. Inc., 3.60%, 09/15/42	50	60,839
Perrigo Finance Unlimited Co., 4.38%, 03/15/26	200	224,721
Quest Diagnostics, Inc., 2.95%, 06/30/30	150	163,887
Zoetis, Inc., 3.25%, 02/01/23	70	74,170

		1,207,558

Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 09/12/22	25	26,712

Real Estate — 0.2%
Prologis LP, 3.75%, 11/01/25	75	85,982

Road & Rail — 0.1%
CSX Corp., 4.50%, 03/15/49	25	32,960

Semiconductors & Semiconductor Equipment — 2.0%
Flex Ltd., 4.88%, 05/12/30	75	85,607
Hubbell, Inc., 3.50%, 02/15/28	35	37,665
Jabil Inc., 3.60%, 01/15/30	25	26,763
Marvell Technology Group Ltd., 4.88%, 06/22/28	50	60,259
Maxim Integrated Products, Inc., 3.45%, 06/15/27	50	55,474
NVIDIA Corp. 2.20%, 09/16/21	150	152,715

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. (continued) 3.20%, 09/16/26	$100	$113,112
2.85%, 04/01/30	175	195,103
3.50%, 04/01/50	50	56,615
Texas Instruments, Inc. 1.85%, 05/15/22	100	102,565
1.75%, 05/04/30	35	36,169

		922,047

Software — 0.6%
Autodesk, Inc. 4.38%, 06/15/25	25	28,615
3.50%, 06/15/27	75	85,096
Microsoft Corp. 3.70%, 08/08/46	50	62,653
2.53%, 06/01/50	100	105,047

		281,411

Technology Hardware, Storage & Peripherals — 1.2%
Adobe, Inc. 2.15%, 02/01/27	100	107,533
2.30%, 02/01/30	75	81,024
Apple, Inc. 1.70%, 09/11/22	25	25,745
2.85%, 02/23/23	25	26,462
1.80%, 09/11/24	25	26,263
3.35%, 02/09/27	25	28,637
3.00%, 06/20/27	35	39,490
Dell International LLC/EMC Corp.(b) 5.45%, 06/15/23	25	27,612
5.30%, 10/01/29	25	28,546
6.20%, 07/15/30	50	60,386
8.35%, 07/15/46	10	13,515
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	50	53,606
Seagate HDD Cayman, 5.75%, 12/01/34	15	17,022

		535,841

Telecommunications Equipment — 0.1%
Motorola Solutions, Inc. 4.60%, 05/23/29	50	58,702
5.50%, 09/01/44	10	11,655

		70,357

Trading Companies & Distributors — 0.1%
Home Depot Inc. (The), 3.35%, 04/15/50	50	57,170

Utilities — 0.1%
Veolia Environnement SA, 6.75%, 06/01/38	25	35,569

Wireless Telecommunication Services — 2.2%
American Tower Corp. 2.25%, 01/15/22	50	51,230
4.00%, 06/01/25	100	113,495
3.95%, 03/15/29	25	29,033
3.80%, 08/15/29	50	57,838
2.90%, 01/15/30	30	32,653
2.10%, 06/15/30	60	61,320
Crown Castle International Corp. 5.25%, 01/15/23	50	55,415
1.35%, 07/15/25	55	55,835
3.70%, 06/15/26	50	56,538
3.10%, 11/15/29	75	82,435
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29	25	27,301
Equinix, Inc. 2.90%, 11/18/26	100	109,156

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Equinix, Inc. (continued) 3.20%, 11/18/29	$100	$110,311
T-Mobile USA, Inc., 3.88%, 04/15/30(b)	100	114,623
Weyerhaeuser Co., 4.63%, 09/15/23	50	55,683

		1,012,866

Total Corporate Bonds — 51.0% (Cost: $22,026,558)		23,360,421

Foreign Agency Obligations

Hungary — 0.1%
Hungary Government International Bond, 5.75%, 11/22/23	50	57,359

Mexico — 0.3%
Mexico Government International Bond 6.05%, 01/11/40	20	25,744
5.55%, 01/21/45	70	86,997

		112,741

Panama — 0.1%
Panama Government International Bond, 9.38%, 04/01/29	25	38,781

Philippines — 0.1%
Philippine Government International Bond, 10.63%, 03/16/25	35	49,711

Uruguay — 0.2%
Uruguay Government International Bond 4.38%, 10/27/27	25	29,039
4.38%, 01/23/31	50	59,969

		89,008

Total Foreign Agency Obligations — 0.8% (Cost: $327,834)		347,600

Municipal Bonds

California — 0.3%
Regents of the University of California Medical Center Pooled Revenue, RB, Series H, 6.55%, 05/15/48	25	40,564
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	15	19,126
State of California, GO, 7.30%, 10/01/39	50	83,181

		142,871

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/14	15	22,353

New Jersey — 0.1%
New Jersey State Turnpike Authority, RB, Series A, 7.10%, 01/01/41	10	16,646
New Jersey Transportation Trust Fund Authority, Refunding RB, Series B, 4.13%, 06/15/42	25	25,030

		41,676

Security	Par (000)	Value

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	$50	$54,995

Total Municipal Bonds — 0.6% (Cost: $252,733)		261,895

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae, Series 2018-M4, Class A2, 3.15%, 03/25/28(c) .	250	281,711

Mortgage-Backed Securities — 39.5%
Freddie Mac Mortgage-Backed Securities 3.00%, 03/01/46—06/01/47	356	375,865
3.50%, 03/01/46—06/01/49	635	686,458
4.00%, 02/01/47—01/01/48	190	203,471
Ginnie Mae Mortgage-Backed Securities (d) 3.00%, 05/20/45—09/01/50	1,995	2,105,305
3.50%, 12/20/45—09/01/50	1,857	1,968,048
4.00%, 03/20/46—09/01/50	880	942,825
2.50%, 12/20/46—09/01/50	373	392,960
4.50%, 09/01/50	450	483,100
5.00%, 09/01/50	100	108,406
Uniformed Mortgage-Backed Securities (d) 3.00%, 03/01/30—10/01/50	2,627	2,770,485
4.00%, 05/01/33—09/01/50	1,185	1,282,694
2.00%, 09/01/35—09/01/50	1,050	1,084,198
2.50%, 09/01/35—09/01/50	3,200	3,365,493
3.50%, 09/01/35—09/01/50	1,243	1,329,131
5.00%, 03/01/41—09/01/50	372	426,712
4.50%, 02/01/48—09/01/50	501	548,613

		18,073,764

Total U.S. Government Sponsored Agency Securities — 40.1% (Cost: $18,137,667)		18,355,475

U.S. Treasury Obligations
U.S. Treasury Bonds 3.63%, 02/15/44	600	874,664
3.38%, 11/15/48	625	909,106
2.88%, 05/15/49	275	368,285
1.25%, 05/15/50	150	142,500
U.S. Treasury Notes 7.25%, 08/15/22	2,600	2,962,375
6.25%, 08/15/23	500	590,137
2.00%, 06/30/24	1,200	1,282,406
2.38%, 08/15/24	200	217,086
7.50%, 11/15/24	200	261,000
6.00%, 02/15/26	100	130,715
0.63%, 05/15/30	500	497,188

Total U.S. Treasury Obligations — 18.0% (Cost: $7,535,165)		8,235,462

Total Long-Term Investments — 110.8% (Cost: $48,437,632)		50,719,417

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%(e)(f)	250,330	$250,330

Security	Par (000)

U.S. Treasury Obligations — 1.3%
U.S. Treasury Bills, 2.88%, 10/31/20	$600	$602,693

Total Short-Term Securities — 1.9% (Cost: $851,221)		853,023

Total Investments Before TBA Sale Commitments — 112.7% (Cost: $49,288,853)		51,572,440

TBA Sale Commitments

Mortgage-Backed Securities — (7.1)%
Ginnie Mae Mortgage-Backed Securities (d) 3.00%, 09/21/50	$(1,000)	$(1,052,969)
3.50%, 09/21/50	(675)	(710,358)
4.00%, 09/21/50	(475)	(505,894)
4.50%, 09/21/50	(225)	(241,550)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniformed Mortgage-Backed Securities (d) 2.50%, 09/17/35	$(150)	$(157,356)
3.00%, 09/17/35 – 09/14/50	(345)	(363,103)
3.50%, 09/17/35 – 09/14/50	(76)	(80,266)
5.00%, 09/14/50	(125)	(137,012)

Total TBA Sale Commitments — (7.1)% (Proceeds: $(3,248,071))		(3,248,508)

Total Investments, Net of TBA Sale Commitments — 105.6% (Cost: $46,040,782)		48,323,932

Liabilities in Excess of Other Assets — (5.6)%		(2,542,421)

Net Assets — 100.0%		$ 45,781,511

(a)   Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)   Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)   Represents or includes a TBA transaction.

(e)   Affiliate of the Fund.

(f)   Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affilited Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class	$12,568,461	$—	$(12,318,131	)(a)	$—	$—	$250,330	250,330	$2,573	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year Australian Treasury Bond	16	09/15/20	$1,740	$(12,222)
10-Year Canada Bond	2	12/18/20	231	(1,490)
U.S. Long Bond	11	12/21/20	1,933	(22,704)
U.S. Ultra Bond	1	12/21/20	221	1,311
Long Gilt Future	9	12/29/20	1,624	(9,272)
2-Year US Treasury Notes	7	12/31/20	1,547	558
5-Year US Treasury Notes	63	12/31/20	7,940	9,541

				(34,278)

Short Contracts
Euro Bund	8	09/08/20	1,676	4,038

6

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Euro OAT	1	09/08/20	$200	$(2,805)
10-Year US Treasury Notes	35	12/21/20	4,874	(8,308)
U.S. 10 Year Ultra Bond	27	12/21/20	4,305	(6,219)

				(13,294)

				$(47,572)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	250,000	USD	297,517	Credit Suisse International	11/05/20	$1,234

USD	11,223	EUR	10,000	Deutsche Bank AG	09/16/20	(714)
USD	45,113	EUR	40,000	JPMorgan Chase Bank N.A.	09/16/20	(2,635)
USD	11,596	EUR	10,000	Morgan Stanley & Co. International PLC	09/16/20	(341)
USD	11,858	EUR	10,000	Morgan Stanley & Co. International PLC	09/16/20	(79)
USD	3,870	HKD	30,000	Barclays Bank PLC	09/16/20	(1)
USD	10,313	HKD	80,000	Citibank N.A.	09/16/20	(8)
USD	2,557	PLN	10,000	Morgan Stanley & Co. International PLC	09/16/20	(158)
USD	7,193	SGD	10,000	Barclays Bank PLC	09/16/20	(157)
USD	21,508	SGD	30,000	Barclays Bank PLC	09/16/20	(542)

						(4,635)

						$(3,401)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Appreciation Unrealized (Depreciation)
ITRAXX.XO.33.V1	5.00%	Quarterly	06/20/25	EUR	428	$(44,598)	$(28,850)	$(15,748)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency		Date	Amount (000)		Value	(Received)	(Depreciation)
0.18%	Semi-Annual	6-Month GBP LIBOR, 0.12%	Semi-Annual	09/08/20	09/08/22	GBP	1,060	$(2,108)	$7	$(2,115)
0.22%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/22	USD	480	(48)	8	(56)
0.25%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/22	USD	4,710	(3,651)	(823)	(2,828)
0.27%	Semi-Annual	6-Month GBP LIBOR, 0.12%	Semi-Annual	09/08/20	09/08/22	GBP	10,370	(44,038)	(594)	(43,444)
6-Month EURIBOR, (0.45%)	Semi-Annual	(0.42%)	Annual	N/A	06/08/25	EUR	325	(1,493)	(3,207)	1,714
(0.30%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	N/A	06/08/25	EUR	323	(929)	103	(1,032)
0.16%	Semi-Annual	6-Month GBP LIBOR, 0.12%	Semi-Annual	09/08/20	09/08/25	GBP	1,310	6,292	(976)	7,268
6-Month GBP LIBOR, 0.12%	Semi-Annual	0.26%	Semi-Annual	09/08/20	09/08/25	GBP	420	659	142	517
6-Month GBP LIBOR, 0.12%	Semi-Annual	0.33%	Semi-Annual	09/08/20	09/08/25	GBP	4,200	27,074	3,287	23,787
0.35%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/25	USD	320	(355)	7	(362)
3-Month LIBOR, 0.24%	Quarterly	0.36%	Semi-Annual	09/08/20	09/08/25	USD	190	281	4	277
0.36%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/25	USD	1,760	(3,063)	(904)	(2,159)
0.40%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/25	USD	2,000	(7,494)	(1,272)	(6,222)
1-Month MXIBOR, 4.77%	Monthly	4.87%	Monthly	09/17/20	09/11/25	MXN	1,440	(726)	1	(727)
1-Month MXIBOR, 4.77%	Monthly	4.92%	Monthly	09/17/20	09/11/25	MXN	2,390	(974)	2	(976)
(0.40%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/16/20	09/16/25	EUR	50	110	1	109
(0.38%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/16/20	09/16/25	EUR	50	65	75	(10)
(0.36%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/16/20	09/16/25	EUR	160	20	4	16

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date(a)	Date	Amount (000)		Value	(Received)	(Depreciation)
(0.35%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/16/20	09/16/25	EUR	90	$(71)	$2	$(73)
(0.35%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/16/20	09/16/25	EUR	80	(27)	2	(29)
(0.33%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/16/20	09/16/25	EUR	100	(197)	2	(199)
(0.31%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/16/20	09/16/25	EUR	30	(92)	1	(93)
(0.30%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/16/20	09/16/25	EUR	60	(222)	1	(223)
0.10%	Annual	3-Month STIBOR, (0.01%)	Quarterly	09/16/20	09/16/25	SEK	730	109	2	107
0.11%	Annual	3-Month STIBOR, (0.01%)	Quarterly	09/16/20	09/16/25	SEK	550	66	1	65
0.12%	Annual	3-Month STIBOR, (0.01%)	Quarterly	09/16/20	09/16/25	SEK	360	28	1	27
0.13%	Annual	3-Month STIBOR, (0.01%)	Quarterly	09/16/20	09/16/25	SEK	470	2	1	1
6-Month GBP LIBOR, 0.12%	Semi-Annual	0.25%	Semi-Annual	09/16/20	09/16/25	GBP	10	10	—	10
0.35%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/16/20	09/16/25	USD	60	(63)	1	(64)
0.38%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/16/20	09/16/25	USD	50	(121)	1	(122)
6-Month BBR, 0.63%	Semi-Annual	0.39%	Semi-Annual	09/16/20	09/16/25	AUD	60	46	1	45
6-Month BBR, 0.63%	Semi-Annual	0.41%	Semi-Annual	09/16/20	09/16/25	AUD	100	141	1	140
6-Month BBR, 0.63%	Semi-Annual	0.50%	Semi-Annual	09/16/20	09/16/25	AUD	40	192	1	191
6-Month BBR, 0.63%	Semi-Annual	0.50%	Semi-Annual	09/16/20	09/16/25	AUD	100	465	1	464
0.50%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	120	468	2	466
0.50%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	100	370	1	369
6-Month BBR, 0.63%	Semi-Annual	0.53%	Semi-Annual	09/16/20	09/16/25	AUD	170	986	2	984
0.53%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	55	141	1	140
0.53%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	55	146	1	145
0.53%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	70	181	1	180
0.54%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	60	133	1	132
0.56%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	120	201	2	199
6-Month BBR, 0.63%	Semi-Annual	0.57%	Semi-Annual	09/16/20	09/16/25	AUD	60	426	1	425
6-Month BBR, 0.63%	Semi-Annual	0.57%	Semi-Annual	09/16/20	09/16/25	AUD	140	997	2	995
6-Month BBR, 0.63%	Semi-Annual	0.60%	Semi-Annual	09/16/20	09/16/25	AUD	120	1,015	2	1,013
0.68%	Annual	6-Month WIBOR, 0.17%	Semi-Annual	09/16/20	09/16/25	PLN	190	157	1	156
0.69%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	858	133	2	131
0.69%	Annual	6-Month WIBOR, 0.17%	Semi-Annual	09/16/20	09/16/25	PLN	290	209	1	208
0.70%	Annual	6-Month WIBOR, 0.17%	Semi-Annual	09/16/20	09/16/25	PLN	190	99	1	98
0.71%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	462	27	1	26
6-Month CAD BA, 0.51%	Semi-Annual	0.71%	Semi-Annual	09/16/20	09/16/25	CAD	70	(184)	1	(185)
6-Month CAD BA, 0.51%	Semi-Annual	0.71%	Semi-Annual	09/16/20	09/16/25	CAD	80	(231)	1	(232)
0.72%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	60	(254)	1	(255)
6-Month CAD BA, 0.51%	Semi-Annual	0.75%	Semi-Annual	09/16/20	09/16/25	CAD	80	(104)	1	(105)
6-Month CAD BA, 0.51%	Semi-Annual	0.76%	Semi-Annual	09/16/20	09/16/25	CAD	140	(140)	2	(142)
6-Month CAD BA, 0.51%	Semi-Annual	0.77%	Semi-Annual	09/16/20	09/16/25	CAD	130	(40)	2	(42)
0.79%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	50	(338)	1	(339)
0.83%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	680	(479)	2	(481)
0.83%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	670	(504)	2	(506)
0.84%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	540	(432)	1	(433)
0.85%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	383	(319)	1	(320)
0.85%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	207	(178)	—	(178)
0.85%	Semi-Annual	6-Month SIBOR, 0.41%	Semi-Annual	09/16/20	09/16/25	SGD	130	(1,173)	2	(1,175)
0.89%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	800	(894)	2	(896)
0.90%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	201	(240)	—	(240)
6-Month CAD BA, 0.51%	Semi-Annual	0.92%	Semi-Annual	09/16/20	09/16/25	CAD	80	420	1	419
0.93%	Quarterly	3-Month HIBOR, 0.49%	Quarterly	09/16/20	09/16/25	HKD	289	(392)	1	(393)
3-Month JIBAR, 3.44%	Quarterly	5.11%	Quarterly	09/16/20	09/16/25	ZAR	1,300	(336)	1	(337)
3-Month JIBAR, 3.44%	Quarterly	5.14%	Quarterly	09/16/20	09/16/25	ZAR	1,120	(201)	1	(202)
3-Month JIBAR, 3.44%	Quarterly	5.19%	Quarterly	09/16/20	09/16/25	ZAR	1,050	(51)	1	(52)
3-Month JIBAR, 3.44%	Quarterly	5.21%	Quarterly	09/16/20	09/16/25	ZAR	1,150	(10)	1	(11)
3-Month JIBAR, 3.44%	Quarterly	7.22%	Quarterly	09/16/20	09/16/25	ZAR	1,305	6,893	1	6,892
(0.20%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	N/A	06/08/30	EUR	160	1,033	2,521	(1,488)
6-Month EURIBOR, (0.45%)	Semi-Annual	(0.11%)	Annual	N/A	06/08/30	EUR	155	776	154	622
6-Month EURIBOR, (0.45%)	Semi-Annual	(0.22%)	Annual	09/08/20	09/08/30	EUR	170	(1,521)	(71)	(1,450)
6-Month EURIBOR, (0.45%)	Semi-Annual	(0.19%)	Annual	09/08/20	09/08/30	EUR	535	(3,224)	(1,112)	(2,112)
6-Month GBP LIBOR, 0.12%	Semi-Annual	0.31%	Semi-Annual	09/08/20	09/08/30	GBP	660	(13,167)	1,832	(14,999)
6-Month GBP LIBOR, 0.12%	Semi-Annual	0.39%	Semi-Annual	09/08/20	09/08/30	GBP	150	(1,419)	146	(1,565)
6-Month GBP LIBOR, 0.12%	Semi-Annual	0.44%	Semi-Annual	09/08/20	09/08/30	GBP	1,240	(3,498)	4,229	(7,727)

8

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month GBP LIBOR, 0.12%	Semi-Annual	0.48%	Semi-Annual	09/08/20	09/08/30	GBP	330	$1,063	$982	$81
3-Month LIBOR, 0.24%	Quarterly	0.61%	Semi-Annual	09/08/20	09/08/30	USD	435	(3,852)	1,204	(5,056)
3-Month LIBOR, 0.24%	Quarterly	0.68%	Semi-Annual	09/08/20	09/08/30	USD	80	(156)	2	(158)
3-Month LIBOR, 0.24%	Quarterly	0.68%	Semi-Annual	09/08/20	09/08/30	USD	180	(333)	4	(337)
3-Month LIBOR, 0.24%	Quarterly	0.70%	Semi-Annual	09/08/20	09/08/30	USD	1,450	307	1,651	(1,344)
3-Month LIBOR, 0.24%	Quarterly	0.71%	Semi-Annual	09/08/20	09/08/30	USD	2,100	2,897	5,380	(2,483)
(0.06%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/08/20	09/08/50	EUR	50	3,027	152	2,875
(0.01%)	Annual	6-Month EURIBOR, (0.45%)	Semi-Annual	09/08/20	09/08/50	EUR	180	7,714	1,451	6,263
0.44%	Semi-Annual	6-Month GBP LIBOR, 0.12%	Semi-Annual	09/08/20	09/08/50	GBP	520	45,049	(5,118)	50,167
0.45%	Semi-Annual	6-Month GBP LIBOR, 0.12%	Semi-Annual	09/08/20	09/08/50	GBP	50	4,095	(184)	4,279
0.70%	Semi-Annual	6-Month GBP LIBOR, 0.12%	Semi-Annual	09/08/20	09/08/50	GBP	160	(2,090)	(1,986)	(104)
0.84%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/50	USD	160	9,871	(773)	10,644
0.96%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/50	USD	20	567	1	566
0.99%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/50	USD	270	5,943	(1,824)	7,767
1.02%	Semi-Annual	3-Month LIBOR, 0.24%	Quarterly	09/08/20	09/08/50	USD	265	4,010	(81)	4,091

								$33,482	$4,492	$28,990

(a)	Forward Swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.61%	Quarterly	0.84%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	155,300	$(1,095)	$—	$(1,095)
3-Month KRW CDC, 0.61%	Quarterly	0.82%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	66,890	(507)	—	(507)
3-Month KRW CDC, 0.61%	Quarterly	0.83%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	95,160	(690)	—	(690)
3-Month KRW CDC, 0.61%	Quarterly	0.87%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	87,790	(484)	—	(484)
3-Month KRW CDC, 0.61%	Quarterly	0.88%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	65,830	(356)	—	(356)
3-Month KRW CDC, 0.61%	Quarterly	0.86%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	70,370	(438)	—	(438)
3-Month KRW CDC, 0.61%	Quarterly	0.96%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	89,760	(190)	—	(190)
3-Month KRW CDC, 0.61%	Quarterly	0.98%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	60,490	(61)	—	(61)
3-Month KRW CDC, 0.61%	Quarterly	0.75%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	63,980	(675)	—	(675)
3-Month KRW CDC, 0.61%	Quarterly	0.83%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	116,500	(845)	—	(845)
3-Month KRW CDC, 0.61%	Quarterly	0.85%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	80,920	(537)	—	(537)
3-Month KRW CDC, 0.61%	Quarterly	0.86%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	109,200	(669)	—	(669)
3-Month KRW CDC, 0.61%	Quarterly	0.88%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	68,600	(357)	—	(357)
3-Month KRW CDC, 0.61%	Quarterly	0.89%	Quarterly	JPMorgan Chase Bank N.A.	09/16/20	09/16/25	KRW	102,762	(492)	—	(492)
3-Month KRW CDC, 0.61%	Quarterly	0.90%	Quarterly	JPMorgan Chase Bank N.A.	09/16/20	09/16/25	KRW	52,938	(243)	—	(243)

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.61%	Quarterly	0.91%	Quarterly	Citibank N.A.	09/16/20	09/16/25	KRW	155,930	$(651)	$—	$(651)
3-Month KRW CDC, 0.61%	Quarterly	0.91%	Quarterly	Morgan Stanley & Co. International PLC	09/16/20	09/16/25	KRW	26,180	(100)	—	(100)

									$(8,390)	$—	$(8,390)

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The break down of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$158,564	$—	$158,564
Corporate Bonds	—	23,360,421	—	23,360,421
Foreign Agency Obligations	—	347,600	—	347,600
Municipal Bonds	—	261,895	—	261,895
U.S. Government Sponsored Agency Securities	—	18,355,475	—	18,355,475
U.S. Treasury Obligations	—	8,235,462	—	8,235,462
Short-Term Securities
Money Market Funds	250,330	—	—	250,330
U.S. Treasury Obligations	—	602,693	—	602,693
Liabilities
Investments
TBA Sale Commitments	—	(3,248,508)	—	(3,248,508)

	$250,330	$48,073,602	$—	$48,323,932

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,234	$—	$1,234
Interest Rate Contracts	15,448	135,071	—	150,519
Liabilities
Credit Contracts	—	(15,748)	—	(15,748)

10

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Systematic ESG Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(4,635)	$—	$(4,635)
Interest Rate Contracts	(63,020)	(114,471)	—	(177,491)

	$(47,572)	$1,451	$—	$(46,121)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BBR	Bank Bill Rate

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

OTC	Over-the-Counter

RB	Revenue Bond

S&P	Standard & Poor’s

SIBOR	Singapore Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

SCHEDULE OF INVESTMENTS	11